Acquisition of Argonaut Gold, Inc. (Schedule of Asset Acquisition) (Details) $ in Millions			3 Months Ended	12 Months Ended
	Jul. 12, 2024 USD ($) $ / oz $ / shares oz $ / shares	Apr. 04, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / oz	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Jul. 15, 2024 oz	Jun. 12, 2024 USD ($)
Net assets acquired
Deferred tax asset				$ 61.2	$ 61.2	$ 0.0	$ 0.0
Share price (cad per share) | $ / shares					$ 26.52		$ 17.74
Borrowings				250.0	$ 250.0	0.0	$ 0.0
Repayments of borrowings			$ 308.3	$ 308.3		$ 0.0
Average realized price per ounce | $ / oz				1,950
Forward contract
Net assets acquired
Ounces subject to contract | oz	329,417
Ounces subject to contract, settled | oz								179,417
Forward contract | Bottom of range
Net assets acquired
Average realized price per ounce | $ / oz	1,821
Forward contract | Top of range
Net assets acquired
Average realized price per ounce | $ / oz	1,860
Revolving Credit Facility
Net assets acquired
Borrowings	$ 218.0			$ 250.0	250.0
Convertible Debentures
Net assets acquired
Borrowings	57.5
Obligation Prepayment
Net assets acquired
Borrowings	$ 24.2
Florida Canyon Gold
Net assets acquired
Percentage of voting equity interests acquired	19.90%
Argonaut Transaction
Consideration transferred
Fair value of total shares issued as of acquisition date									$ 360.1
Fair value of interest prior to acquisition date									58.9
Total consideration									$ 419.0
Net assets acquired
Cash and cash equivalents				6.7	6.7
Receivables and other assets				6.2	6.2
Inventories				38.6	38.6
Mineral properties and plant and equipment				683.2	683.2
Deferred tax asset				61.2	61.2
Accrued liabilities and other liabilities				88.7	88.7
Debt				(299.7)	(299.7)
Other long term liabilities				(4.6)	(4.6)
Derivative hedge liabilities				(226.0)	(226.0)
Lease liabilities				(47.2)	(47.2)
Decommissioning liability				(18.0)	(18.0)
Identifiable assets acquired (liabilities assumed)				419.0	419.0
Share price (cad per share) | $ / shares	$ 0.51
Closing foreign exchange rate | $ / shares	1.3616
Right-of-use assets	$ 47.2
Repayments of borrowings				299.7
Argonaut Transaction | Mineral Property, Plant and Equipment
Net assets acquired
Mineral properties and plant and equipment				$ 307.3	$ 307.3
Argonaut Transaction | Argonaut
Consideration transferred
Total consideration		$ 58.9
Net assets acquired
Proportion of ownership interests held by non-controlling interests	13.80%	13.80%
Argonaut Transaction | Florida Canyon Gold
Net assets acquired
Percentage of voting equity interests acquired	19.99%
Argonaut Transaction | Ordinary shares
Net assets acquired
Share price (cad per share) | $ / shares	$ 24.02
Closing foreign exchange rate | $ / shares	1.3616